                                                               [LOGO OF MetLife]

METLIFE INVESTORS USA INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CALIFORNIA 92614


May 3, 2013

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Investors USA Insurance Company and
     MetLife Investors USA Separate Account A
     File Nos. 333-186204/811-03365
     (Series L - 4 Year (offered on and after April 29, 2013)
     Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information ("SAI") dated April 29, 2013 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the SAI contained in Pre-Effective Amendment No. 1 for the Account filed electronically with the Commission on April 22, 2013.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
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John M. Richards
Corporate Counsel
Metropolitan Life Insurance Company